Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2025
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
Asia
Hang Seng Bank Limited[2,3]	Hong Kong	63.43	HK$5 Ordinary
HSBC Bank (China) Company Limited[4]	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	Ordinary no par value
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Preference shares
North America
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1Main subsidiaries are either held directly or indirectly via intermediate holding companies. There has been no material percentage change in HSBC’s shareholding for its existing main subsidiaries since 2024.
2In addition to the strategic holding disclosed above, the Group held 0.07% (2024: 0.06%) shareholding as part of its trading books.
3Based on the latest corporate substantial shareholding notice filed with Hong Kong Exchange and Clearing Limited on 21 June 2024, the Group’s shareholding in
Hang Seng Bank on 18 June 2024 was 63.04%. Movements in our shareholding since 18 June 2024 are reflected in the above table. Hang Seng Bank became a wholly owned subsidiary of the Group following the completion of the privatisation on 26 January 2026. See Note 37 for further details.
4Represents a wholly foreign owned limited liability company registered under the laws of People’s Republic of China.

Subsidiaries with significant non-controlling interests
	2025	2024
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[1]	36.57	36.88
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	770	905
Accumulated non-controlling interests of the subsidiary	7,001	6,879
Dividends paid to non-controlling interests	627	620
Summarised financial information:
– total assets	231,786	229,069
– total liabilities	211,124	208,908
– net operating income before changes in expected credit losses and other credit impairment charges	5,336	5,249
– profit for the year	2,097	2,434
– total comprehensive income for the year	2,509	2,482
1This includes the Group’s shareholding held under trading books 0.07% (2024: 0.06%).

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		11
AI Nominees (UK) Two Limited	100.00		11
Almacenadora Banpacifico S.A. (In Liquidation)	N/A		1, 12
Assetfinance December (F) Limited	100.00		13
Assetfinance December (H) Limited (In Liquidation)	100.00		14
Assetfinance December (P) Limited	100.00		11
Assetfinance December (R) Limited (In Liquidation)	100.00		14
Assetfinance June (A) Limited	100.00		11
Assetfinance June (D) Limited (In Liquidation)	100.00		14
Assetfinance March (B) Limited	100.00		15
Assetfinance March (D) Limited	100.00		13
Assetfinance March (F) Limited (In Liquidation)	100.00		14
Assetfinance September (F) Limited	100.00		11
Assetfinance September (G) Limited (In Liquidation)	100.00		14
B&Q Financial Services Limited (In Liquidation)	100.00		14
Banco HSBC S.A.	100.00		16
Banco Nominees (Guernsey) Limited	100.00		17
Banco Nominees 2 (Guernsey) Limited	100.00		17
Banco Nominees Limited	100.00		18
Beau Soleil Limited Partnership	N/A		1, 19
Beijing HSBC Real Estate Leasing Company Limited	N/A		1, 10, 20
Beijing Miyun HSBC Rural Bank Company Limited	N/A		1, 10, 21
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 22
Canada Square Nominees (UK) Limited	100.00		11
Capco/Cove, Inc.	100.00		23
Card-Flo #3, Inc.	100.00		24
CCF & Partners Asset Management Limited (In Liquidation)	100.00	(99.99)	14
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		2, 25
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	11
Charterhouse Management Services Limited	100.00	(99.99)	11
Charterhouse Pensions Limited	100.00		11
Chongqing Dazu HSBC Rural Bank Company Limited	N/A		1, 10, 26
Chongqing Fengdu HSBC Rural Bank Company Limited	N/A		1, 10, 27
Chongqing Rongchang HSBC Rural Bank Company Limited (In Liquidation)	N/A		1, 10, 28
COIF Nominees (UK) Two Limited	100.00		11
COIF Nominees Limited	N/A		1, 11
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 29
Dalian Pulandian HSBC Rural Bank Company Limited	N/A		1, 10, 30
Decision One Mortgage Company, LLC	N/A		1, 31
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	12
Electronic Data Process México, S.A. de C.V.	100.00		32
Eton Corporate Services Limited	100.00		17
Flandres Contentieux S.A.	100.00	(99.99)	5, 33
Foncière Elysées	100.00	(99.99)	5, 33
Fujian Yongan HSBC Rural Bank Company Limited	N/A		1, 10, 34
Fulcher Enterprises Company Limited (In Liquidation)	100.00	(63.43)	35
Fundacion HSBC, A.C.	100.00	(99.99)	2, 8, 12
Giller Ltd.	100.00		23
Griffin International Limited (In Liquidation)	100.00		14
Grupo Financiero HSBC, S. A. de C. V.	99.99		12
Guangdong Enping HSBC Rural Bank Company Limited	N/A		1, 10, 36

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Guangzhou HSBC Real Estate Company Ltd	N/A		1, 10, 37
Hang Seng (Nominee) Limited	100.00	(63.43)	38
Hang Seng Bank (China) Limited	N/A		1, 10, 39
Hang Seng Bank (Trustee) Limited	100.00	(63.43)	38
Hang Seng Bank Limited	63.43		38
Hang Seng Bullion Company Limited	100.00	(63.43)	38
Hang Seng Credit Limited (In Liquidation)	100.00	(63.43)	35
Hang Seng Data Services Limited	100.00	(63.43)	38
Hang Seng Finance Limited	100.00	(63.43)	38
Hang Seng Financial Information Limited	100.00	(63.43)	38
Hang Seng Indexes (Netherlands) B.V.	100.00	(63.43)	40
Hang Seng Indexes Company Limited	100.00	(63.43)	38
Hang Seng Insurance Company Limited	100.00	(63.43)	38
Hang Seng Investment Management Limited	100.00	(63.43)	38
Hang Seng Investment Services Limited	100.00	(63.43)	38
Hang Seng Qianhai Fund Management Company Limited	N/A		1, 10, 41
Hang Seng Real Estate Management Limited	100.00	(63.43)	38
Hang Seng Securities Limited	100.00	(63.43)	38
Hang Seng Security Management Limited	100.00	(63.43)	38
HASE Wealth Limited	100.00	(63.43)	38
Haseba Investment Company Limited	100.00	(63.43)	38
HBPH Corporation (In Liquidation)	99.99		42
HFC Bank Limited (In Liquidation)	100.00		43
High Time Investments Limited	100.00	(63.43)	38
HLF	100.00	(99.99)	5, 33
Honey Blue Enterprises Limited	100.00		19
Honey Green Enterprises Ltd.	100.00		44
Honey Grey Enterprises Limited	100.00		19
Honey Silver Enterprises Limited	100.00		19
Household International Europe Limited (In Liquidation)	100.00		43
Household Pooling Corporation	100.00		45
Housing (USA) Inc.	100.00		24
HSBC (BGF) Investments Limited	100.00		11
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		46
HSBC (Malaysia) Trustee Berhad	100.00		47
HSBC (Singapore) Nominees Pte Ltd	100.00		48
HSBC Agency (India) Private Limited	100.00		49
HSBC Amanah Malaysia Berhad	100.00		46
HSBC Americas Corporation (Delaware)	100.00		24
HSBC Asia Holdings B.V.	100.00		11
HSBC Asia Holdings Limited	100.00		3, 19
HSBC Asia Pacific Holdings (UK) Limited	100.00		6, 11
HSBC Asset Finance (UK) Limited	100.00		11
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		11
HSBC Australia Holdings Pty Limited	100.00		4, 6, 52
HSBC BANK (CHILE)	100.00		53
HSBC Bank (China) Company Limited	N/A		1, 10, 54
HSBC Bank (General Partner) Limited	100.00		55
HSBC Bank (Mauritius) Limited	100.00		56
HSBC Bank (Singapore) Limited	100.00		48
HSBC Bank (Taiwan) Limited	100.00		57
HSBC Bank (Uruguay) S.A.	100.00		58
HSBC Bank (Vietnam) Ltd.	100.00		59
HSBC Bank A.S.	100.00		60
HSBC Bank Australia Limited	100.00		52
HSBC Bank Bermuda Limited	100.00		18
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 55
HSBC Bank Egypt S.A.E	94.54		61
HSBC Bank Malaysia Berhad	100.00		4, 46
HSBC Bank Malta p.l.c.	70.03		62
HSBC Bank Middle East Limited	100.00		4, 63
HSBC Bank Pension Trust (UK) Limited	100.00		11
HSBC Bank plc	100.00		3, 4, 11
HSBC Bank USA, National Association	100.00		4, 64
HSBC Branch Nominee (UK) Limited	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Brasil Holding S.A.	100.00		16
HSBC Broking Forex (Asia) Limited	100.00		19
HSBC Broking Futures (Asia) Limited	100.00		19
HSBC Broking Futures (Hong Kong) Limited	100.00		19
HSBC Broking Securities (Asia) Limited	100.00		19
HSBC Broking Securities (Hong Kong) Limited	100.00		19
HSBC Broking Services (Asia) Limited	100.00		19
HSBC Capital (USA), Inc.	100.00		24
HSBC Card Services Inc.	100.00		24
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Cayman Limited (In Liquidation)	100.00		65
HSBC Cayman Services Limited	100.00		65
HSBC Client Holdings Nominee (UK) Limited	100.00		11
HSBC Client Nominee (Jersey) Limited	100.00		2, 66
HSBC Continental Europe	99.99		5, 33
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		46
HSBC Corporate Finance (Hong Kong) Limited	100.00		19
HSBC Corporate Secretary (UK) Limited	100.00		3, 11
HSBC Corporate Services (Shanghai) Co., Ltd.	N/A		1, 10, 67
HSBC Corporate Trustee Company (UK) Limited	100.00		11
HSBC Custody Nominees (Australia) Limited	100.00		52
HSBC Custody Services (Guernsey) Limited	100.00		17
HSBC Electronic Data Processing (Guangdong) Limited	N/A		1, 10, 69
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		70
HSBC Electronic Data Processing (Philippines), Inc.	99.99		71
HSBC Electronic Data Processing India Private Limited	100.00		72
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		73
HSBC Electronic Data Service Delivery (Egypt) S.A.E	100.00		74
HSBC Equipment Finance (UK) Limited	100.00		13
HSBC Equity (UK) Limited (In Liquidation)	100.00		14
HSBC Europe B.V.	100.00		11
HSBC Express Finance Data Services Limited	100.00		19
HSBC Factoring (France)	100.00	(99.99)	5, 33
HSBC Finance (Netherlands)	100.00		3, 11
HSBC Finance Corporation	100.00		24
HSBC Finance Limited (In Liquidation)	100.00		14
HSBC Finance Transformation (UK) Limited	100.00		11
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		2, 48
HSBC Financial Services (Lebanon) S.A.L (In Liquidation)	99.83		75
HSBC FinTech Services (Shanghai) Company Limited	N/A		1, 10, 76
HSBC Global Custody Nominee (UK) Limited	100.00		11
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		11
HSBC Global Services (Canada) Limited	100.00		85
HSBC Global Services (China) Holdings Limited	100.00		11
HSBC Global Services (Hong Kong) Limited	100.00		19
HSBC Global Services (UK) Limited	100.00		11
HSBC Global Services Limited	100.00		3, 11
HSBC Group Management Services Limited	100.00		11
HSBC Group Nominees UK Limited	100.00		3, 11
HSBC Holdings B.V.	100.00		11
HSBC Innovation Bank Limited	100.00		87
HSBC Institutional Trust Services (Asia) Limited	100.00		19
HSBC Institutional Trust Services (Bermuda) Limited	100.00		18
HSBC Institutional Trust Services (Mauritius) Limited	100.00		88
HSBC Institutional Trust Services (Singapore) Limited	100.00		48

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Insurance (Asia) Limited	100.00		89
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		79
HSBC Insurance (Bermuda) Limited	100.00		18
HSBC Insurance Agency (USA) Inc.	100.00		90
HSBC Insurance Brokerage Company Limited	N/A		1, 10, 91
HSBC Insurance Brokers Greater China Limited	100.00		79
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		18
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		18
HSBC International Finance Corporation (Delaware)	100.00		92
HSBC International Trustee (BVI) Limited	100.00		9, 93
HSBC International Trustee (Holdings) Pte. Limited	100.00		48
HSBC International Trustee Limited	100.00		94
HSBC Inversiones S.A.	100.00		53
HSBC InvestDirect (India) Private Limited	99.99		50
HSBC InvestDirect Financial Services (India) Limited	99.99		50
HSBC InvestDirect Sales & Marketing (India) Private Limited	98.99	(98.98)	49
HSBC InvestDirect Securities (India) Private Limited	99.99		50
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		95
HSBC Investment Bank Holdings B.V.	100.00		11
HSBC Investment Bank Holdings Limited	100.00		11
HSBC Investment Company Limited	100.00		3, 11
HSBC Invoice Finance (UK) Limited	100.00		13
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		11
HSBC Latin America B.V.	100.00		11
HSBC Latin America Holdings (UK) Limited	100.00		3, 11
HSBC Leasing (Asia) Limited	100.00		19
HSBC Life (Bermuda) Limited	100.00		18
HSBC Life (Cornell Centre) Limited	100.00		89
HSBC Life (Edwick Centre) Limited	100.00		89
HSBC Life (International) Limited	100.00		18
HSBC Life (Property) Limited	100.00		89
HSBC Life (Singapore) Pte. Ltd.	100.00		48
HSBC Life (Tsing Yi Industrial) Limited	100.00		89
HSBC Life (UK) Limited	100.00		11
HSBC Life (Workshop) Limited	100.00		89
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	80
HSBC Life Insurance Company Limited	N/A		1, 10, 97
HSBC LU Nominees Limited	100.00		11
HSBC Markets (USA) Inc.	100.00		24
HSBC Marking Name Nominee (UK) Limited	100.00		11
HSBC Master Trust Trustee Limited (In Liquidation)	100.00		14
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		12
HSBC Middle East Asset CO. LLC	100.00		100
HSBC Middle East Holdings B.V.	100.00		3, 4, 63
HSBC Middle East Leasing Partnership	N/A		1, 101
HSBC Middle East Securities L.L.C (In Liquidation)	100.00		102
HSBC Mortgage Corporation (USA)	100.00		24
HSBC Nominees (Asing) Sdn Bhd	100.00		46
HSBC Nominees (Hong Kong) Limited	100.00		19
HSBC Nominees (New Zealand) Limited	100.00		103
HSBC Nominees (Tempatan) Sdn Bhd	100.00		46
HSBC North America Holdings Inc.	100.00		4, 24
HSBC Overseas Holdings (UK) Limited	100.00		3, 11
HSBC Overseas Investments Corporation (New York)	100.00		104
HSBC Overseas Nominee (UK) Limited	100.00		11
HSBC PB Corporate Services 1 Limited	100.00		105
HSBC PB Services (Suisse) SA	100.00		106

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Pension Trust (Ireland) DAC (In Liquidation)	100.00		107
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	12
HSBC PI Holdings (Mauritius) Limited	100.00		88
HSBC Preferential LP (UK)	100.00		11
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	96
HSBC Private Bank (Suisse) SA	100.00		106
HSBC Private Bank (UK) Limited	100.00		11
HSBC Private Banking Holdings (Suisse) SA	100.00		106
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		105
HSBC Private Equity Investments (UK) Limited	100.00		11
HSBC Private Markets Management SARL	N/A		1, 2, 108
HSBC Private Trustee (Hong Kong) Limited	100.00		19
HSBC Professional Services (India) Private Limited	100.00		109
HSBC Property (UK) Limited	100.00		11
HSBC Property Funds (Holding) Limited	100.00		11
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		19
HSBC Qianhai Securities Limited	N/A		1, 10, 110
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 33
HSBC REGIO Fund General Partner S.à r.l.	100.00		86
HSBC Retirement Benefits Trustee (UK) Limited	100.00		3, 11
HSBC Retirement Services Limited (In Liquidation)	100.00		2, 14
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.19)	111
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	112
HSBC Securities (Japan) Co., Ltd.	100.00		51
HSBC Securities (Singapore) Pte Limited	100.00		48
HSBC Securities (South Africa) (Pty) Limited	100.00		113
HSBC Securities (Taiwan) Corporation Limited	100.00		57
HSBC Securities (USA) Inc.	100.00		24
HSBC Securities and Capital Markets (India) Private Limited	99.99		6, 49
HSBC Securities Brokers (Asia) Limited	100.00		19
HSBC Securities Investments (Asia) Limited	100.00		19
HSBC Securities Services (Bermuda) Limited	100.00		18
HSBC Securities Services (Guernsey) Limited	100.00		17
HSBC Securities Services (Ireland) DAC	100.00		107
HSBC Securities Services (Luxembourg) S.A.	100.00		96
HSBC Securities Services Holdings (Ireland) DAC	100.00		107
HSBC Securities Services Nominees Limited	100.00		19
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Semfi Limited	75.00		11
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 77
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		114
HSBC Services (France)	100.00	(99.99)	5, 33
HSBC Services Japan Limited	100.00		84
HSBC Services USA Inc.	100.00		115
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	12
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC SFT (C.I.) Limited	100.00		17
HSBC Software Development (Guangdong) Limited	N/A		1, 10, 116
HSBC Software Development (India) Private Limited	100.00		117
HSBC Software Development (Malaysia) Sdn Bhd	100.00		70
HSBC Specialist Investments Limited	100.00		11
HSBC Technology & Services (USA) Inc.	100.00		24
HSBC Transaction Services GmbH	100.00	(99.99)	7, 77
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	96

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	7, 77
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 77
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 77
HSBC Trust Company (Delaware), National Association	100.00		92
HSBC Trustee (C.I.) Limited	100.00		105
HSBC Trustee (Cayman) Limited	100.00		65
HSBC Trustee (Guernsey) Limited	100.00		17
HSBC Trustee (Hong Kong) Limited	100.00		19
HSBC Trustee (Singapore) Limited	100.00		48
HSBC UK Bank plc	100.00		3, 13
HSBC UK Client Nominee Limited	100.00		13
HSBC UK Covered Bonds LLP	N/A		1, 13
HSBC UK Societal Projects Limited (In Dissolution)	N/A		1, 13
HSBC USA Inc.	100.00		4, 104
HSBC Ventures USA Inc.	100.00		24
HSBC Violet Investments (Mauritius) Limited	100.00		118
HSBC Wealth Client Nominee Limited	100.00		13
HSBC Yatirim Menkul Degerler A.S.	100.00		60
HSI Asset Securitization Corporation	100.00		24
HSI International Limited	100.00	(63.43)	38
HSIL Investments Limited	100.00		11
Hubei Macheng HSBC Rural Bank Company Limited	N/A		1, 10, 119
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	N/A		1, 10, 120
Hubei Tianmen HSBC Rural Bank Company Limited	N/A		1, 10, 121
Hunan Pingjiang HSBC Rural Bank Company Limited	N/A		1, 10, 122
Imenson Limited	100.00	(63.43)	38
Inmobiliaria Bisa, S.A. de C.V.	99.99	(99.98)	12
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	12
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	12
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	7, 77
James Capel (Nominees) Limited	100.00		11
James Capel (Taiwan) Nominees Limited	100.00		11
Keyser Ullmann Limited	100.00	(99.99)	11
Lion Corporate Services Limited	100.00		19
Lion International Corporate Services Limited	100.00		94
Lion International Management Limited	100.00		94
Lion Management (Hong Kong) Limited	100.00		19
Lyndholme Limited	100.00		19
Marks and Spencer Financial Services plc	100.00		123
Marks and Spencer Unit Trust Management Limited	100.00		123
Midcorp Limited (In Liquidation)	100.00		14
Midland Bank (Branch Nominees) Limited	100.00		13
Midland Nominees Limited	100.00		13
MP Payments Group Limited	100.00		11
MP Payments Middle East AE L.L.C. (In Liquidation)	100.00		124
MP Payments Operations Limited	100.00		11
MP Payments Singapore Pte. Ltd. (In Liquidation)	100.00		48
MP Payments UK Limited	100.00		11
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		11
PT Bank HSBC Indonesia	98.94		125
PT HSBC Sekuritas Indonesia	99.00		126
R/CLIP Corp.	100.00		24
Real Estate Collateral Management Company	100.00		24
Republic Nominees Limited	100.00		17
RLUKREF Nominees (UK) One Limited	100.00		11
RLUKREF Nominees (UK) Two Limited	100.00		11
S.A.P.C. - Ufipro Recouvrement	99.99		8, 33
Saf Baiyun	100.00	(99.99)	5, 33
Saf Guangzhou	100.00	(99.99)	5, 33

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
SFM	100.00	(99.99)	5, 33
SFSS Nominees (Pty) Limited	100.00		113
Shandong Rongcheng HSBC Rural Bank Company Limited	N/A		1, 10, 127
Shenzhen HSBC Development Company Ltd	N/A		1, 10, 128
Sico Limited	100.00		129
SNC Les Oliviers D'Antibes	60.00	(59.99)	8, 78
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 33
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 33
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 33
Société Française et Suisse	100.00	(99.99)	5, 33
Somers Dublin DAC	100.00	(99.99)	107
Somers Nominees (Far East) Limited	100.00		18
Sopingest	100.00	(99.99)	2, 5, 33
St Cross Trustees Limited	100.00		13
Sun Hung Kai Development (Lujiazui III) Limited	N/A		1, 10, 134
The Hongkong and Shanghai Banking Corporation Limited	100.00		19
Tooley Street View Limited	100.00		3, 11
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 77
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 77
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	7, 77
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 77
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 77
Turnsonic (Nominees) Limited	100.00		13
Valeurs Mobilières Elysées	100.00	(99.99)	5, 33
WARDLEY LIMITED	100.00		19
Wayfoong (Asia) Limited	100.00		79
Wayfoong Nominees Limited	100.00		19
Westminster House, LLC	N/A		1, 24
Woodex Limited	100.00		18
Yan Nin Development Company Limited	100.00	(63.43)	38

Impairment test results

Impairment test results
Investments	Recoverable amount	Discount rate	Long-term growth rate
	$m	%	%
HSBC North America Holdings Inc.
At 31 Dec 2025	16,016	10.91	2.30
At 31 Dec 2024	13,264	11.00	2.25

Sensitivity of VIU to reasonably possible changes in key assumptions	The following table illustrates the impact on the carrying amount of reasonably possible changes to key assumptions used in the VIU calculation.
This reflects the sensitivity of each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period. Unless specified, favourable and unfavourable changes are consistently applied throughout short-to-medium and long-term forecast years, based on a straight-line average of the base case assumption.

Sensitivity of the carrying amount to the key VIU assumptions
	Favourable change		Unfavourable change
		Reversal of impairment/ VIU headroom		Impairment
	bps	$bn	bps	$bn
At 31 Dec 2025
Long-term profit growth rate	30	2.1	(104)	(6.0)
Long-term asset growth rate	(129)	9.1	5	(0.5)
Discount rate	(98)	4.6	232	(5.5)
Expected credit losses as a percentage of loans and advances to customers[1]	2025 to 2029: 64 2030 onwards: 84	1.8	2025 to 2029: 90 2030 onwards: 98	(4.7)
Risk-weighted assets as a percentage of total assets	(184)	0.8	182	(1.7)
Loans and advances to customers growth rate	(138)	1.8	455	(7.1)
Operating income growth rate	101	3.7	(100)	(3.8)
Cost-income ratio	(281)	0.4	292	(6.4)
Long-term effective tax rate	(426)	1.7	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	363	(13.0)
Capital requirements – tier 1 capital adequacy ratio	—	—	333	(6.9)

At 31 Dec 2024
Long-term profit growth rate	55	4.0	(96)	(5.4)
Long-term asset growth rate	(121)	8.6	30	(2.8)
Discount rate	(143)	5.4	287	(6.4)
Expected credit losses as a percentage of loans and advances to customers[1]	2024 to 2028: 66 2029 onwards: 91	4.0	2024 to 2028: 108 2029 onwards: 104	(4.3)
Risk-weighted assets as a percentage of total assets	(132)	0.8	234	(1.7)
Loans and advances to customers growth rate	(217)	3.4	340	(6.1)
Operating income growth rate	76	2.7	(81)	(3.3)
Cost-income ratio	(190)	0.2	380	(7.1)
Long-term effective tax rate	(426)	1.6	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	372	(14.3)
Capital requirements – tier 1 capital adequacy ratio	—	—	270	(6.7)
1The expected credit losses as a percentage of loans and advances to customers reflect selected favourable and unfavourable rates.

Reasonably possible changes in key assumptions
	Input	Key assumptions	Associated risks	Reasonably possible change
Investment
HSBC North America Holdings Inc. (subsidiary of HSBC Overseas Holdings (UK) Limited)	Free cash flows projections	–Level of interest rates and yield curves. –Competitors’ positions within the market.	–Strategic actions relating to revenue and costs are not achieved.	–Free cash flow projections decrease by 10%.
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–External evidence arises to suggest that the rate used is not appropriate to the business.	–Discount rate decreases by 1%.

Sensitivity of VIU to changes to current assumptions to reduce headroom to nil

Sensitivity of VIU to reasonably possible changes in key assumptions
In $bn (unless otherwise stated)	At 31 Dec 2025	At 31 Dec 2024
HSBC North America Holdings Inc.
VIU	16.0	13.3
Impact on VIU
100bps decrease in the discount rate – single variable[1]	1.8	1.5
10% decrease in forecast profitability – single variable[1]	(1.6)	(1.3)
1The recoverable amount of HSBC Overseas Holdings (UK) Limited represents the aggregate of recoverable amounts of the underlying subsidiaries. Single variable sensitivity analysis on a single subsidiary may therefore not be representative of the aggregate impact of the change in the variable.